FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02619

                             MoneyMart Assets, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                   Date of fiscal year-end: December 31, 2005

                     Date of reporting period: June 30, 2006





Item 1. Proxy Voting Record

The MoneyMart Assets, Inc. held no voting securities during the period covered by this report. No records are attached.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




MoneyMart Assets, Inc.


By




/s/ Judy A. Rice*
(Jonathan D. Shain)



Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on June 30, 2006.


Date: August 8, 2006